Discontinued operations - Net Loss from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment on intangible assets (note 26)	$ (658)	$ (2,266)
Impairment charges on goodwill	(40,277)	(23,991)
Net loss from discontinued operations	(715)	(33,506)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Product and service revenues	0	934
Cost of product and service revenues	0	607
Gross margin	0	327
Total operating expense	(720)	(7,913)
Finance income and other	0	337
Finance expense	5	0
Impairment on intangible assets (note 26)	0	(2,266)
Impairment charges on goodwill	0	(23,991)
Net loss from discontinued operations	$ (715)	$ (33,506)